Subsequent Events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
29.	Subsequent events
The Group evaluated subsequent events through 1 March 2023, the date the consolidated financial statements were available to be issued.
On 25 January 2023, the Company issued an additional $10.0 million in Tranche B Convertible Bonds. Holders of the Tranche B Convertible Bonds may elect, at their sole discretion, to convert all or part of the principal amount and accrued interest into Alvotech Ordinary Shares at a conversion price of $10.00 per share on
31
December 2023, or
30
June 2024. The conversion feature will be accounted for as an embedded derivative and classified as equity.

On 10 February 2023, the Company completed a private placement equity offering of $137.0 million, at current ISK exchange rates, of its Ordinary Shares, par value $0.01 per share, at a purchase price of $11.57 per share. The Shares are expected be delivered from previously issued ordinary shares held by Alvotech’s subsidiary, Alvotech Manco ehf. As a result of proceeds raised from the private placement offering, the Company extinguished the liability related to the Senior Bond Warrants resulting in the potential issuance of penny warrants representing 1.0
% of the fully diluted ordinary share capital (see Note 20). This will be accounted for as an extinguishment of a financial liability in the consolidated statement of profit or loss and other comprehensive income or loss.
On 17 February 2023, the first tranche of OACB Earn Out Shares vested resulting in the issuance of 625,000 Ordinary Shares. The issuance of Ordinary Shares for the first tranche will be accounted for as an extinguishment of a financial liability in the consolidated statement of profit or loss and other comprehensive income or loss.
On 27 February 2023, the Group and Teva signed an amendment to the license and development agreement. As part of that amendment, the Group agreed to provide future financial consideration to Teva to assist with the cost of launching and marketing the licensed biosimilar products.
Subsequent to 31 December 2022, Senior Bond Warrant holders elected to exercise their warrants. As a result, 3,014,189

Ordinary Shares were issued in exchange for the exercising of the penny warrants. The Company received an immaterial amount of cash and will recognize the transaction as an extinguishment of the derivative financial liabilities. The difference between the equity issued and carrying value of the

derivative financial liabilities will be recognized in the consolidated statement of profit or loss and other comprehensive income or loss.
Subsequent to 31 December 2022, holders of the OACB Warrants exercised their warrant rights for an exercise price of $11.50 for the rights to one Ordinary Share per warrant. The exercises result in the issuance of
271,150
Ordinary Shares and cash proceeds of $
3.1 million
.
 The Company will recognize the transaction as an extinguishment of the derivative financial liabilities. The difference between the equity issued and carrying value of the derivative financial liabilities will be recognized in the consolidated statement of profit or loss and other comprehensive income or loss.